Leases (Details Narrative)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Right-of-use assets	$ 264,164
Current operating lease liabilities	102,160
Non-current operating lease liabilities	166,444
Subsidy of contractual obligation	471,901
Deferred subsidy income	$ 277,678
RMB [Member]
Subsidy of contractual obligation | ¥		¥ 3,245,000